Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitment And Contingencies [Line Items]
Long-term operating lease commitments	$ 132,000,000	$ 113,000,000
Capital lease obligations	$ 0	0
Long-term operating lease commitments expiration	These leases expire at various dates during the next 30 years.
Rent expense	$ 63,000,000	68,000,000	$ 70,000,000
Purchase commitments	$ 633,000,000
Purchase commitments due period	2026
Accrued potential and current legal fees	$ 104,000,000	$ 55,000,000
Insurance reimbursements	61,000,000
Insurance reimbursement of claims potential maximum exposure	204,000,000
Environmental remediation costs	89,000,000
Minimum [Member]
Commitment And Contingencies [Line Items]
Range of possible loss	0
Maximum [Member]
Commitment And Contingencies [Line Items]
Range of possible loss	$ 277,000,000